UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Latin American Equity Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.7%
Aerospace - 1.5%
Embraer S.A., ADR	1,976	$68,444

Airlines - 3.0%
Copa Holdings S.A., “A”	962	$78,220
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	659	53,979

		$132,199
Alcoholic Beverages - 4.2%
Companhia de Bebidas das Americas, ADR	3,309	$138,912
Compania Cervecerías Unidas S.A., ADR	652	46,696

		$185,608
Apparel Manufacturers - 2.9%
Arezzo Industria e Comercio S.A.	3,128	$49,230
Cia.Hering S.A.	3,200	79,406

		$128,636
Broadcasting - 0.7%
Grupo Televisa S.A., ADR	1,423	$31,263

Brokerage & Asset Managers - 6.9%
BM&F Bovespa S.A.	28,400	$159,719
Bolsa Mexicana de Valores S.A. de C.V.	45,200	90,359
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	3,600	55,469

		$305,547
Business Services - 4.4%
Cielo S.A.	1,503	$45,102
LPS Brasil - Consultoria de Imoveis S.A.	3,700	63,862
Multiplus S.A.	2,691	58,305
Qualicorp S.A. (a)	1,100	9,580
Redecard S.A.	1,100	18,524

		$195,373
Computer Software - 1.7%
Totvs S.A.	3,900	$76,009

Conglomerates - 0.6%
Alfa S.A de C.V., “A”	1,933	$27,594

Construction - 2.5%
Corporacion GEO S.A.B. de C.V., “B” (a)	15,410	$20,549
Corporacion Moctezuma S.A. de C.V.	10,200	23,883
PDG Realty S.A.	10,000	23,608
Urbi Desarrollos Urbanos S.A. de C.V. (a)	42,130	44,375

		$112,415
Consumer Products - 1.3%
Kimberly-Clark de Mexico S.A. de C.V., “A”	19,550	$39,863
Natura Cosmeticos S.A.	790	18,132

		$57,995

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - 7.5%
Abril Educacao S.A., IEU (a)	1,770	$26,418
Anhanguera Educacional Participacoes S.A.	9,600	127,621
Estacio Participacoes S.A.	2,860	35,710
Kroton Educacional S.A. (a)	941	1,725
Kroton Educacional S.A., IEU (a)	9,783	142,679

		$334,153
Containers - 0.6%
Industria Klabin de Papel e Celulose, IPS	5,300	$25,414

Energy - Independent - 1.2%
Ultrapar Participacoes S.A.	2,400	$54,518

Energy - Integrated - 3.8%
Petroleo Brasileiro S.A., ADR	7,244	$170,524

Food & Beverages - 3.8%
Arca Continental S.A.B de C.V.	10,195	$51,922
M. Dias Branco S.A. Industria e Comercio de Alimentos	4,000	117,284

		$169,206
Food & Drug Stores - 0.5%
Raia Drogasil S.A.	2,000	$21,551

General Merchandise - 0.6%
Lojas Renner S.A.	800	$25,715

Health Maintenance Organizations - 1.3%
OdontoPrev S.A.	11,300	$60,290

Insurance - 2.8%
Brazil Insurance Participacoes e Administracao S.A.	11,600	$126,884

Medical & Health Technology & Services - 2.8%
Diagnosticos da America S.A.	6,600	$47,609
Fleury S.A.	5,900	76,019

		$123,628
Metals & Mining - 12.5%
Companhia Siderurgica Nacional S.A., ADR	7,782	$69,415
Gerdau S.A., ADR	10,751	100,952
Grupo Mexico S.A.B. de C.V., “B”	19,537	60,279
Ternium S.A., ADR	3,448	81,787
Vale S.A., ADR	10,996	244,111

		$556,544
Oil Services - 2.8%
Tenaris S.A., ADR	3,139	$123,017

Other Banks & Diversified Financials - 10.5%
Banco Santander Chile, ADR	264	$21,598
Banco Santander S.A., IEU	14,400	117,397
Bancolombia S.A., ADR	425	28,828
Credicorp Ltd.	1,226	160,496
CSU Cardsystem S.A.	14,590	32,071
Itau Unibanco Holding S.A., ADR	6,852	107,508

		$467,898

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.7%
Genomma Lab Internacional S.A., “B” (a)	42,800	$75,507

Real Estate - 2.4%
Brasil Brokers Participacoes	31,600	$108,088

Specialty Chemicals - 0.5%
Mexichem S.A.B de C.V.	5,800	$21,569

Telecommunications - Wireless - 6.4%
America Movil S.A.B. de C.V., “L”, ADR	7,882	$210,055
TIM Participacoes S.A., ADR	2,584	77,339

		$287,394
Telephone Services - 0.5%
Empresa Nacional de Telecomunicaciones S.A.	1,021	$20,233

Utilities - Electric Power - 6.8%
Aguas Andinas S.A.	56,765	$37,551
Companhia Energetica de Minas Gerais, IPS	3,125	61,938
Energias do Brasil S.A.	10,400	72,729
Enersis S.A., ADR	2,452	49,702
Equatorial Energia S.A.	4,600	33,954
Tractebel Energia S.A.	2,730	47,048

		$302,922
Total Common Stocks		$4,396,138
Money Market Funds - 2.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	112,763	$112,763
Total Investments		$4,508,901

Other Assets, Less Liabilities - (1.2)%		(52,138)
Net Assets - 100.0%		$4,456,763

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At April 30, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

4

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$2,995,090	$1,725	$—	$2,996,815
Mexico	751,196	—	—	751,196
Argentina	204,804	—	—	204,804
Chile	175,779	—	—	175,779
Peru	160,496	—	—	160,496
Panama	78,220	—	—	78,220
Colombia	28,828	—	—	28,828
Mutual Funds	112,763	—	—	112,763
Total Investments	$4,507,176	$1,725	$—	$4,508,901

For further information regarding security characteristics, see the Portfolio of Investments.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,497,049
Gross unrealized appreciation	$380,950
Gross unrealized depreciation	(369,098)
Net unrealized appreciation (depreciation)	$11,852

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	57,086	1,859,751	(1,804,074)	112,763

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$48	$112,763

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2012, are as follows:

Brazil	67.2%
Mexico	16.9%
Argentina	4.6%
Chile	3.9%
Peru	3.6%
Panama	1.8%
United States	1.4%
Colombia	0.6%

5

MFS® European Equity Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.2%
Alcoholic Beverages - 2.1%
Heineken N.V.	718	$39,269

Apparel Manufacturers - 2.8%
Compagnie Financiere Richemont S.A.	277	$17,121
LVMH Moet Hennessy Louis Vuitton S.A.	207	34,292

		$51,413
Automotive - 0.6%
GKN PLC	3,165	$10,463

Broadcasting - 2.0%
Publicis Groupe	715	$36,874

Brokerage & Asset Managers - 0.6%
Credit Suisse Group AG	433	$10,357

Business Services - 6.2%
Adecco S.A.	214	$10,421
Amadeus Holdings AG	1,336	27,305
Brenntag AG	195	24,289
Compass Group PLC	1,999	20,893
Experian Group Ltd.	810	12,784
MITIE Group PLC	3,920	18,557

		$114,249
Cable TV - 0.3%
Virgin Media, Inc.	204	$5,010

Computer Software - 1.5%
Dassault Systemes S.A.	282	$27,369

Construction - 1.9%
Bellway PLC	1,177	$15,042
BUZZI UNICEM S.p.A	930	9,461
Geberit AG	54	11,417

		$35,920
Consumer Products - 2.8%
Beiersdorf AG	187	$13,119
Reckitt Benckiser Group PLC	651	37,897

		$51,016
Electrical Equipment - 4.7%
Legrand S.A.	534	$18,025
Pfeiffer Vacuum Technology AG	180	21,844
Schneider Electric S.A.	237	14,560
Siemens AG	351	32,509

		$86,938
Electronics - 0.8%
ASM International N.V.	290	$10,251
Infineon Technologies AG	421	4,191

		$14,442

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.3%
Bankers Petroleum Ltd. (a)	1,251	$4,331
Cairn Energy PLC	1,657	9,245
Fuchs Petrolub AG, IPS	186	11,079

		$24,655
Energy - Integrated - 7.5%
BG Group PLC	763	$17,961
BP PLC	5,713	41,259
Royal Dutch Shell PLC, “A”	2,203	78,405

		$137,625
Food & Beverages - 8.4%
Groupe Danone	931	$65,500
Nestle S.A.	1,441	88,271

		$153,771
Food & Drug Stores - 0.9%
Jeronimo Martins SGPS S.A.	848	$15,883

Insurance - 5.7%
Hiscox Ltd.	3,811	$24,641
ING Groep N.V. (a)	3,884	27,387
Swiss Re Ltd.	472	29,589
Zurich Insurance Group AG	95	23,236

		$104,853
Machinery & Tools - 1.7%
Atlas Copco AB, “A”	790	$18,806
Schindler Holding AG	103	13,323

		$32,129
Major Banks - 7.1%
Banco Santander S.A.	2,284	$14,270
Barclays PLC	9,190	32,551
BNP Paribas	854	34,309
HSBC Holdings PLC	5,406	48,701

		$129,831
Metals & Mining - 1.5%
Rio Tinto PLC	497	$27,686

Network & Telecom - 1.7%
Ericsson, Inc., “B”	3,155	$31,262

Oil Services - 0.2%
AMEC PLC	210	$3,868

Other Banks & Diversified Financials - 2.8%
Erste Group Bank AG	479	$11,029
Julius Baer Group Ltd.	225	8,614
Jyske Bank (a)	458	14,343
KBC Group N.V.	345	6,672
Komercni Banka A.S.	58	10,665

		$51,323
Pharmaceuticals - 10.7%
Bayer AG	747	$52,614
Novartis AG	1,289	71,079

2

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG			378	$69,049
Sanofi			48	3,664

				$196,406
Real Estate - 0.6%
GSW Immobilien AG (a)			357	$11,883

Restaurants - 1.7%
Domino’s Pizza UK & IRL PLC			2,091	$14,914
Whitbread PLC			527	16,481

				$31,395
Specialty Chemicals - 8.8%
Akzo Nobel N.V.			911	$48,820
Croda International PLC			545	19,742
Linde AG			356	60,931
Sika AG			3	6,356
Symrise AG			932	27,018

				$162,867
Specialty Stores - 1.2%
Esprit Holdings Ltd.			4,600	$9,486
Industria de Diseno Textil S.A.			134	12,053

				$21,539
Telecommunications - Wireless - 3.3%
Vodafone Group PLC			22,061	$61,044

Telephone Services - 3.1%
Royal KPN N.V.			1,523	$13,670
TDC A.S.			2,094	15,015
Telecom Italia S.p.A.			6,734	7,652
Telecom Italia S.p.A.			16,618	15,618
Ziggo N.V.			170	5,347

				$57,302
Trucking - 0.8%
DSV A.S.			624	$14,212

Utilities - Electric Power - 1.9%
CEZ A.S.			391	$15,766
Fortum Oyj			420	9,034
Suez Environnement			752	10,606

				$35,406
Total Common Stocks				$1,788,260
	Strike Price	First Exercise
Rights - 0.0%
Real Estate - 0.0%
GSW Immobilien AG (3 shares for 13 rights) (a)	EUR 21.30	4/19/12	357	$419

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 7.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	131,632	$131,632
Total Investments		$1,920,311

Other Assets, Less Liabilities - (4.3)%		(79,878)
Net Assets - 100.0%		$1,840,433

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At April 30, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted

5

Supplemental Information (unaudited) – continued

prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$512,134	$—	$—	$512,134
Switzerland	358,833	—	—	358,833
Germany	259,477	419	—	259,896
France	245,199	—	—	245,199
Netherlands	144,744	—	—	144,744
Spain	53,628	—	—	53,628
Sweden	50,068	—	—	50,068
Denmark	43,570	—	—	43,570
Italy	32,731	—	—	32,731
Other Countries	87,876	—	—	87,876
Mutual Funds	131,632	—	—	131,632
Total Investments	$1,919,892	$419	$—	$1,920,311

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,318,001 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,869,395
Gross unrealized appreciation	$155,086
Gross unrealized depreciation	(104,170)
Net unrealized appreciation (depreciation)	$50,916

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	53,611	960,154	(882,133)	131,632

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$35	$131,632

6

Supplemental Information (unaudited) – continued

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2012, are as follows:

United Kingdom	27.8%
Switzerland	19.5%
Germany	14.2%
France	13.3%
Netherlands	7.9%
United States	3.0%
Spain	2.9%
Sweden	2.7%
Denmark	2.4%
Other Countries	6.3%

7

MFS® Asia Pacific ex-Japan Fund

QUARTERLY REPORT

April 30, 2012

PORTFOLIO OF INVESTMENTS

4/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 90.0%
Apparel Manufacturers - 2.5%
Daphne International Holdings Ltd.	5,999	$8,568
Li & Fung Ltd.	18,000	38,512
Samsonite International S.A. (a)	6,300	12,212
Stella International Holdings Ltd.	5,000	13,276

		$72,568
Automotive - 3.9%
Guangzhou Automobile Group Co. Ltd., “H” (a)	44,000	$48,828
Kia Motors Corp.	460	33,795
Mando Corp.	187	29,805

		$112,428
Brokerage & Asset Managers - 1.2%
Computershare Ltd.	4,047	$35,339

Business Services - 1.3%
Cognizant Technology Solutions Corp., “A” (a)	508	$37,247

Chemicals - 1.4%
Nufarm Ltd.	7,652	$39,009

Computer Software - Systems - 3.0%
Asustek Computer, Inc.	4,660	$46,682
Hon Hai Precision Industry Co. Ltd.	12,800	40,186

		$86,868
Conglomerates - 1.7%
Hutchison Whampoa Ltd.	5,000	$48,108

Containers - 0.8%
Brambles Ltd.	2,946	$22,160

Electronics - 10.4%
Samsung Electronics Co. Ltd.	113	$138,370
Taiwan Semiconductor Manufacturing Co. Ltd.	54,000	159,531

		$297,901
Energy - Independent - 3.0%
China Shenhua Energy Co. Ltd.	3,000	$13,321
CNOOC Ltd.	20,000	42,636
Oil Search Ltd.	3,914	29,921

		$85,878
Energy - Integrated - 1.0%
China Petroleum & Chemical Corp.	26,000	$28,015

Engineering - Construction - 1.2%
Hyundai Development Co. Ltd.	690	$14,469
Keppel Corp. Ltd.	2,300	20,537

		$35,006

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 1.8%
Tingyi (Cayman Islands) Holdings Corp.	8,000	$21,344
Want Want China Holdings Ltd.	25,000	30,675

		$52,019
Food & Drug Stores - 1.9%
CP All PLC	10,300	$25,541
Dairy Farm International Holdings Ltd.	1,800	18,666
Wesfarmers Ltd.	328	10,314

		$54,521
Gaming & Lodging - 3.4%
Sands China Ltd.	24,800	$97,491

General Merchandise - 0.6%
Golden Eagle Retail Group Ltd.	3,000	$7,869
Lifestyle International Holdings Ltd.	3,500	8,210

		$16,079
Insurance - 5.9%
AIA Group Ltd.	20,400	$72,569
Austbrokers Holdings Ltd.	3,218	21,560
China Pacific Insurance (Group) Co. Ltd	7,800	25,485
QBE Insurance Group Ltd.	3,550	51,042

		$170,656
Machinery & Tools - 1.5%
Sinotruk (Hong Kong) Ltd.	25,500	$15,546
T.K. Corp. (a)	1,013	27,397

		$42,943
Major Banks - 5.7%
BOC Hong Kong Holdings Ltd.	11,500	$35,647
Industrial & Commercial Bank Of China Ltd.	74,000	49,406
National Australia Bank Ltd.	2,955	77,411

		$162,464
Medical Equipment - 1.0%
Fisher & Paykel Healthcare Corp. Ltd.	15,550	$28,230

Metals & Mining - 6.9%
BHP Billiton Ltd.	746	$27,693
Iluka Resources Ltd.	3,412	60,220
Maanshan Iron & Steel Co. Ltd.	72,000	20,323
Rio Tinto PLC	1,588	88,461

		$196,697
Network & Telecom - 0.5%
HTC Corp.	1,000	$15,026

Other Banks & Diversified Financials - 11.7%
China Construction Bank	73,500	$57,219
CIMB Group Holdings Berhad	16,000	39,180
Hana Financial Group, Inc.	780	26,684
ICICI Bank Ltd., ADR	631	21,385
PT Bank Negara Indonesia Tbk	71,697	31,400
PT Bank Rakyat Indonesia (Persero) Tbk	41,500	30,028
Siam Commercial Bank Public Co. Ltd.	7,300	35,728

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Westpac Banking Corp.	3,683	$87,226
Wing Hang Bank	500	5,320

		$334,170
Precious Metals & Minerals - 1.6%
Newcrest Mining Ltd.	1,728	$47,353

Real Estate - 6.3%
Asian Property Development Public Co. Ltd.	114,300	$25,462
BWP Trust, REIT	15,281	29,695
CapitaMall Trust, REIT	11,000	16,000
China Overseas Land & Investment Ltd.	14,000	30,351
Hang Lung Properties Ltd.	12,000	44,389
Sun Hung Kai Properties Ltd.	3,000	36,192

		$182,089
Restaurants - 0.4%
Ajisen (China) Holdings Ltd.	11,000	$12,335

Specialty Chemicals - 1.9%
LG Chem Ltd.	150	$37,492
PTT Global Chemical PLC	7,338	16,406

		$53,898
Telecommunications - Wireless - 0.1%
PT Indosat Tbk	5,000	$2,639

Telephone Services - 5.2%
China Unicom (Hong Kong) Ltd.	56,000	$99,605
PT XL Axiata Tbk	83,500	49,062

		$148,667
Utilities - Electric Power - 2.2%
Cheung Kong Infrastructure Holdings Ltd.	2,000	$11,871
China Longyuan Electric Power Group Corp.	25,000	19,752
Spark Infrastructure Group, IEU (n)	20,025	30,254

		$61,877
Total Common Stocks		$2,579,681

	First Exercise

Warrants - 7.1%
Energy - Independent - 3.0%
Merrill Lynch (Oil & Natural Gas Corp. - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/23/11	6,969	$35,688
Merrill Lynch (Reliance Holdings USA - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/22/2016	3,574	50,497

			$86,185
Machinery & Tools - 0.2%
Merrill Lynch (BEML Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15/10	541	$5,474

Metals & Mining - 1.9%
Deutsche Bank (MOIL Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/05/11	4,985	$24,171
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)) (a)(z)	7/25/11	16,714	30,013

			$54,184
Other Banks & Diversified Financials - 1.4%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	7/22/11	1,456	$11,594
Deutsche Bank (Housing Development Finance Authority - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	9/15//10	2,732	28,104

			$39,698

Portfolio of Investments (unaudited) – continued

Issuer	First Exercise	Shares/Par	Value ($)

Warrants - continued
Tobacco - 0.6%
Deutsche Bank (ITC Limited - Zero Strike Warrant (1 share for 1 warrant)) (a)(z)	7/11/11	3,657	$17,024
Total Warrants			$202,565

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)		69,099	$69,099
Total Investments			$2,851,345

Other Assets, Less Liabilities - 0.5%			13,651
Net Assets - 100.0%			$2,864,996

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $185,782, representing 6.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Deutsche Bank (ITC Limited - Zero Strike Warrant)	7/11/11	$15,303	$17,024
Deutsche Bank (Steel Authority of India - Zero Strike Warrant)	7/25/11	38,677	30,013
Total Restricted Securities			$47,037
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/12 (unaudited)

(1)	Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of the Asia Pacific market excluding Japan. At April 30, 2012, the fund did not have more than 25% of its assets invested in any one industry.

(2)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may

Supplemental Information (unaudited) – continued

include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$216,088	$353,109	$—	$569,197
China	531,278	—	—	531,278
Hong Kong	442,463	—	—	442,463
South Korea	—	308,012	—	308,012
Taiwan	—	261,425	—	261,425
India	21,385	202,565	—	223,950
Indonesia	113,129	—	—	113,129
Thailand	61,269	41,868	—	103,137
United Kingdom	88,461	—	—	88,461
Other Countries	141,194	—	—	141,194
Mutual Funds	69,099	—	—	69,099
Total Investments	$1,684,366	$1,166,979	$—	$2,851,345

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $899,686 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $149,730 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,608,154
Gross unrealized appreciation	$341,193
Gross unrealized depreciation	(98,002)
Net unrealized appreciation (depreciation)	$243,191

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	116,427	2,431,367	(2,478,695)	69,099

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$64	$69,099

Supplemental Information (unaudited) – continued

(5)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2012, are as follows:

Australia	19.9%
China	18.5%
Hong Kong	15.4%
South Korea	10.8%
Taiwan	9.1%
India	7.8%
United States	4.2%
Indonesia	3.9%
Thailand	3.6%
Other Countries	6.8%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 18, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 18, 2012

*	Print name and title of each signing officer under his or her signature.